NOTES PAYABLE	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Notes payable Disclosure [Text Block]
NOTE 12 – NOTES PAYABLE

There was no notes payable as of September 30, 2017. Notes payable as of September 30, 2016 consisted of the following bank notes payable:

As of September 30, 2016
Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Nature
Agricultural Bank - Longwan Branch	4,000,000	599,604	6/21/2016	12/21/2016	Bank Acceptance Bill
Agricultural Bank - Longwan Branch	7,000,000	1,049,307	8/4/2016	2/4/2017	Bank Acceptance Bill
Foshan Ruigangda Trading Co., Ltd	5,000,000	749,505	7/12/2016	1/10/2017	Bank Acceptance Bill
Foshan Ruigangda Trading Co., Ltd	5,000,000	749,505	8/9/2016	2/29/2017	Bank Acceptance Bill
Zhejiang Zhengkang Industrial Co., Ltd.	5,000,000	749,505	9/28/2016	3/27/2017	Letter of Credit
Total	26,000,000	3,897,426